FINANCIAL STATEMENTS

Parkstone Variable Annuity Account

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Parkstone Variable Annuity Account

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company

and Contract Owners of Parkstone Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Parkstone Variable Annuity Account (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1993.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising Parkstone Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
Columbia VP Dividend Opportunity	For each of the two years in the period ended December 31, 2025
Columbia VP Strategic Income	For each of the two years in the period ended December 31, 2025
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Core Series	For each of the two years in the period ended December 31, 2025
NAA Large Growth Series	For each of the two years in the period ended December 31, 2025
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Small Growth Series	For each of the two years in the period ended December 31, 2025
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025

Parkstone Variable Annuity Account

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Columbia VP Dividend Opportunity	3,785	$54,656	$198,566	$198,566	4,492	$44.13
Columbia VP Strategic Income	45,453	253,265	172,269	172,269	6,054	28.39
Guggenheim VIF High Yield	141	3,135	3,497	3,497	119	29.33
Guggenheim VIF Total Return Bond	842	10,692	12,386	12,386	841	14.71
Invesco V.I. Government Money Market	362,590	362,590	362,590	362,590	34,876	10.40
NAA All Cap Value Series	23,639	630,311	704,443	704,443	13,238	53.15
NAA Large Cap Value Series	1,783	56,089	68,066	68,066	1,332	51.14
NAA Large Core Series	3,631	130,538	167,754	167,754	2,993	56.12
NAA Large Growth Series	14,672	257,670	331,004	331,004	4,314	76.73
NAA Mid Growth Series	3,348	137,540	166,372	166,372	3,793	43.97
NAA Small Cap Value Series	1,590	50,063	58,305	58,305	1,097	53.03
NAA Small Growth Series	3,205	77,480	97,302	97,302	2,375	41.05
NAA Smid-Cap Value Series	3,257	178,567	200,018	200,018	3,275	61.02
NAA World Equity Income Series	4,484	50,891	67,490	67,490	1,699	39.66
Neuberger Berman AMT Quality Equity Portfolio (a)	481	9,963	20,590	20,590	292	70.46

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	Columbia VP Dividend Opportunity	Columbia VP Strategic Income	Guggenheim VIF High Yield
Net assets as of December 31, 2023	$184,134	$163,231	$3,258

Investment income (loss):
Dividend distributions	—	7,553	198
Investment Expenses:
Mortality and expense risk and administrative charges	(2,531)	(2,358)	(48)

Net investment income (loss)	(2,531)	5,195	150

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	20,570	(4,775)	17
Change in unrealized appreciation (depreciation)	4,943	5,013	31

Net gain (loss) on investments	25,513	238	48

Net increase (decrease) in net assets from operations	22,982	5,433	198

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(29,024)	(6,755)	(65)
Transfers between subaccounts, net	—	1,635	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(29,024)	(5,120)	(65)

Total increase (decrease) in net assets	(6,042)	313	133

Net assets as of December 31, 2024	$178,092	$163,544	$3,391

Investment income (loss):
Dividend distributions	—	7,657	231
Investment Expenses:
Mortality and expense risk and administrative charges	(2,618)	(2,369)	(50)

Net investment income (loss)	(2,618)	5,288	181

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	4,931	(2,720)	20
Change in unrealized appreciation (depreciation)	22,594	6,921	(22)

Net gain (loss) on investments	27,525	4,201	(2)

Net increase (decrease) in net assets from operations	24,907	9,489	179

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(4,432)	(2,166)	(73)
Transfers between subaccounts, net	(1)	1,402	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(4,433)	(764)	(73)

Total increase (decrease) in net assets	20,474	8,725	106

Net assets as of December 31, 2025	$198,566	$172,269	$3,497

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco V.I. Government Money Market	NAA All Cap Value Series
Net assets as of December 31, 2023	$18,042	$482,844	$681,209

Investment income (loss):
Dividend distributions	670	21,703	11,178
Investment Expenses:
Mortality and expense risk and administrative charges	(247)	(6,665)	(9,899)

Net investment income (loss)	423	15,038	1,279

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	35,426
Realized capital gain (loss) on investments	850	—	15,741
Change in unrealized appreciation (depreciation)	(870)	—	5,349

Net gain (loss) on investments	(20)	—	56,516

Net increase (decrease) in net assets from operations	403	15,038	57,795

Contract owner transactions:
Variable annuity deposits	—	—	3,000
Terminations, withdrawals and annuity payments	(6,284)	(32,386)	(52,955)
Transfers between subaccounts, net	—	641	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(6,284)	(31,745)	(49,955)

Total increase (decrease) in net assets	(5,881)	(16,707)	7,840

Net assets as of December 31, 2024	$12,161	$466,137	$689,049

Investment income (loss):
Dividend distributions	507	15,361	9,892
Investment Expenses:
Mortality and expense risk and administrative charges	(173)	(5,841)	(9,484)

Net investment income (loss)	334	9,520	408

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	145,230
Realized capital gain (loss) on investments	86	—	13,172
Change in unrealized appreciation (depreciation)	292	—	(90,100)

Net gain (loss) on investments	378	—	68,302

Net increase (decrease) in net assets from operations	712	9,520	68,710

Contract owner transactions:
Variable annuity deposits	—	—	2,600
Terminations, withdrawals and annuity payments	(489)	(113,053)	(52,909)
Transfers between subaccounts, net	2	(14)	(3,007)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(487)	(113,067)	(53,316)

Total increase (decrease) in net assets	225	(103,547)	15,394

Net assets as of December 31, 2025	$12,386	$362,590	$704,443

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Cap Value Series	NAA Large Core Series	NAA Large Growth Series
Net assets as of December 31, 2023	$54,332	$124,995	$247,214

Investment income (loss):
Dividend distributions	1,010	4,274	7,882
Investment Expenses:
Mortality and expense risk and administrative charges	(835)	(1,982)	(4,137)

Net investment income (loss)	175	2,292	3,745

Increase (decrease) in net assets from operations:
Capital gain distributions	4,158	—	—
Realized capital gain (loss) on investments	306	1,821	1,222
Change in unrealized appreciation (depreciation)	1,803	25,584	70,720

Net gain (loss) on investments	6,267	27,405	71,942

Net increase (decrease) in net assets from operations	6,442	29,697	75,687

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(146)	(3,374)	(176)
Transfers between subaccounts, net	—	(1,139)	12,656
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(146)	(4,513)	12,480

Total increase (decrease) in net assets	6,296	25,184	88,167

Net assets as of December 31, 2024	$60,628	$150,179	$335,381

Investment income (loss):
Dividend distributions	1,045	4,500	7,573
Investment Expenses:
Mortality and expense risk and administrative charges	(889)	(2,177)	(4,381)

Net investment income (loss)	156	2,323	3,192

Increase (decrease) in net assets from operations:
Capital gain distributions	12,139	29,761	63,590
Realized capital gain (loss) on investments	295	2,399	15,963
Change in unrealized appreciation (depreciation)	(4,992)	(12,523)	(42,090)

Net gain (loss) on investments	7,442	19,637	37,463

Net increase (decrease) in net assets from operations	7,598	21,960	40,655

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(160)	(3,560)	(45,032)
Transfers between subaccounts, net	—	(825)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(160)	(4,385)	(45,032)

Total increase (decrease) in net assets	7,438	17,575	(4,377)

Net assets as of December 31, 2025	$68,066	$167,754	$331,004

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Mid Growth Series	NAA Small Cap Value Series	NAA Small Growth Series
Net assets as of December 31, 2023	$176,468	$56,159	$101,891

Investment income (loss):
Dividend distributions	5,729	676	3,258
Investment Expenses:
Mortality and expense risk and administrative charges	(2,675)	(811)	(1,537)

Net investment income (loss)	3,054	(135)	1,721

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,491	—
Realized capital gain (loss) on investments	2,853	736	282
Change in unrealized appreciation (depreciation)	21,556	792	9,382

Net gain (loss) on investments	24,409	4,019	9,664

Net increase (decrease) in net assets from operations	27,463	3,884	11,385

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,685)	(1,429)	(250)
Transfers between subaccounts, net	(12,658)	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(14,343)	(1,429)	(250)

Total increase (decrease) in net assets	13,120	2,455	11,135

Net assets as of December 31, 2024	$189,588	$58,614	$113,026

Investment income (loss):
Dividend distributions	4,707	590	2,586
Investment Expenses:
Mortality and expense risk and administrative charges	(2,400)	(783)	(1,386)

Net investment income (loss)	2,307	(193)	1,200

Increase (decrease) in net assets from operations:
Capital gain distributions	7,256	11,046	—
Realized capital gain (loss) on investments	5,173	541	3,110
Change in unrealized appreciation (depreciation)	(14,756)	(10,386)	(724)

Net gain (loss) on investments	(2,327)	1,201	2,386

Net increase (decrease) in net assets from operations	(20)	1,008	3,586

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(23,196)	(1,317)	(19,310)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—
Increase (decrease) in net assets from contract transactions	(23,196)	(1,317)	(19,310)

Total increase (decrease) in net assets	(23,216)	(309)	(15,724)

Net assets as of December 31, 2025	$166,372	$58,305	$97,302

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Smid-Cap Value Series	NAA World Equity Income Series	Neuberger Berman AMT Quality Equity Portfolio(a)
Net assets as of December 31, 2023	$182,478	$58,814	$25,073

Investment income (loss):
Dividend distributions	2,507	1,709	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,687)	(896)	(396)

Net investment income (loss)	(180)	813	(396)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,111	—	1,405
Realized capital gain (loss) on investments	1,939	751	5,159
Change in unrealized appreciation (depreciation)	6,780	4,873	30

Net gain (loss) on investments	13,830	5,624	6,594

Net increase (decrease) in net assets from operations	13,650	6,437	6,198

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,625)	(1,011)	(9,324)
Transfers between subaccounts, net	—	(496)	61
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(3,625)	(1,507)	(9,263)

Total increase (decrease) in net assets	10,025	4,930	(3,065)

Net assets as of December 31, 2024	$192,503	$63,744	$22,008

Investment income (loss):
Dividend distributions	2,175	1,212	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,706)	(883)	(297)

Net investment income (loss)	(531)	329	(297)

Increase (decrease) in net assets from operations:
Capital gain distributions	47,032	10,154	1,191
Realized capital gain (loss) on investments	1,674	2,874	2,162
Change in unrealized appreciation (depreciation)	(37,101)	(1,256)	(699)

Net gain (loss) on investments	11,605	11,772	2,654

Net increase (decrease) in net assets from operations	11,074	12,101	2,357

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,559)	(7,778)	(3,775)
Transfers between subaccounts, net	—	(577)	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(3,559)	(8,355)	(3,775)

Total increase (decrease) in net assets	7,515	3,746	(1,418)

Net assets as of December 31, 2025	$200,018	$67,490	$20,590

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Parkstone Variable Annuity Account (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Columbia VP Dividend Opportunity	1	Columbia Mgmt Investment Advisers, LLC	—
Columbia VP Strategic Income	1	Columbia Mgmt Investment Advisers, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	—

Fifteen subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name

July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Columbia VP Dividend Opportunity	$—	$7,051
Columbia VP Strategic Income	9,973	5,449
Guggenheim VIF High Yield	231	123
Guggenheim VIF Total Return Bond	509	662
Invesco V.I. Government Money Market	15,372	118,919
NAA All Cap Value Series	156,681	64,359
NAA Large Cap Value Series	13,183	1,048
NAA Large Core Series	35,037	7,338
NAA Large Growth Series	71,163	49,413
NAA Mid Growth Series	11,963	25,596
NAA Small Cap Value Series	11,636	2,100
NAA Small Growth Series	2,586	20,696
NAA Smid-Cap Value Series	49,207	6,265
NAA World Equity Income Series	11,581	9,453
Neuberger Berman AMT Quality Equity Portfolio (a)	1,191	4,072

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF Total Return Bond	$7,452
NAA Mid Growth Series	20,027
NAA Smid-Cap Value Series	27,795

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the net asset value, of which 0.60% is for assuming mortality risks and the remainder is for assuming expense risks.

Administrative Charge: An administrative fee is deducted equal to an annual rate of 0.15% of each subaccount’s average daily net assets.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•	Maintenance Charge: SBL deducts a maintenance fee of $30 per year for each individual contract.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia VP Dividend Opportunity	—	(109)	(109)	—	(814)	(814)
Columbia VP Strategic Income	84	(112)	(28)	66	(251)	(185)
Guggenheim VIF High Yield	—	(3)	(3)	—	(2)	(2)
Guggenheim VIF Total Return Bond	—	(34)	(34)	—	(446)	(446)
Invesco V.I. Government Money Market	5	(10,998)	(10,993)	64	(3,250)	(3,186)
NAA All Cap Value Series	45	(1,219)	(1,174)	49	(1,126)	(1,077)
NAA Large Cap Value Series	—	(4)	(4)	—	(3)	(3)
NAA Large Core Series	17	(100)	(83)	1	(102)	(101)
NAA Large Growth Series	—	(730)	(730)	202	(3)	199
NAA Mid Growth Series	—	(560)	(560)	—	(335)	(335)
NAA Small Cap Value Series	—	(26)	(26)	—	(28)	(28)
NAA Small Growth Series	—	(521)	(521)	—	(7)	(7)
NAA Smid-Cap Value Series	—	(61)	(61)	—	(64)	(64)
NAA World Equity Income Series	6	(250)	(244)	2	(49)	(47)
Neuberger Berman AMT Quality Equity Portfolio(a)	—	(57)	(57)	—	(145)	(145)

(a)	Name change. See Note 1.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Columbia VP Dividend Opportunity 2025	4,492	44.13	198,566	—	1.40	14.21
2024	4,601	38.64	178,092	—	1.40	13.78
2023	5,415	33.96	184,134	—	1.40	3.63
2022	5,901	32.77	193,609	—	1.40	(2.50)
2021	6,653	33.61	223,844	—	1.40	24.44
Columbia VP Strategic Income 2025	6,054	28.39	172,269	4.56	1.40	5.81
2024	6,082	26.83	163,544	0.05	1.40	3.23
2023	6,267	25.99	163,231	0.04	1.40	8.16
2022	6,265	24.03	150,891	0.03	1.40	(12.62)
2021	6,342	27.50	174,789	0.05	1.40	0.66
Guggenheim VIF High Yield 2025	119	29.33	3,497	6.71	1.40	5.35
2024	122	27.84	3,391	0.06	1.40	6.10
2023	124	26.24	3,258	0.06	1.40	10.48
2022	129	23.75	3,073	0.06	1.40	(10.98)
2021	135	26.68	3,623	0.04	1.40	3.93
Guggenheim VIF Total Return Bond 2025	841	14.71	12,386	4.13	1.40	5.98
2024	875	13.88	12,161	0.04	1.40	1.68
2023	1,321	13.65	18,042	0.04	1.40	5.49
2022	1,357	12.94	17,581	0.03	1.40	(17.37)
2021	1,367	15.66	21,407	0.02	1.40	(1.82)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Invesco V.I. Government Money Market 2025	34,876	10.40	362,590	3.71	1.40	2.36
2024	45,869	10.16	466,137	0.05	1.40	3.25
2023	49,055	9.84	482,844	0.05	1.40	3.14
2022	53,116	9.54	506,894	0.01	1.40	(0.21)
2021	56,786	9.56	542,785	0.00	1.40	(1.34)
NAA All Cap Value Series 2025	13,238	53.15	704,443	1.42	1.40	11.29
2024	14,412	47.76	689,049	0.02	1.40	8.72
2023	15,489	43.93	681,209	0.01	1.40	6.99
2022	16,217	41.06	666,486	0.01	1.40	(2.54)
2021	16,575	42.13	699,026	0.02	1.40	25.16
NAA Large Cap Value Series 2025	1,332	51.14	68,066	1.62	1.40	12.54
2024	1,336	45.44	60,628	0.02	1.40	11.87
2023	1,339	40.62	54,332	0.02	1.40	7.75
2022	1,343	37.70	50,560	0.02	1.40	(2.68)
2021	1,913	38.74	74,059	0.02	1.40	25.25
NAA Large Core Series 2025	2,993	56.12	167,754	2.83	1.40	14.81
2024	3,076	48.88	150,179	0.03	1.40	24.09
2023	3,177	39.39	124,995	0.02	1.40	25.13
2022	3,289	31.48	103,397	0.01	1.40	(21.77)
2021	3,372	40.24	135,533	0.01	1.40	26.70
NAA Large Growth Series 2025	4,314	76.73	331,004	2.27	1.40	15.37
2024	5,044	66.51	335,381	0.03	1.40	30.34
2023	4,845	51.03	247,214	0.01	1.40	37.96
2022	4,848	36.99	179,311	0.00	1.40	(31.66)
2021	5,638	54.13	305,112	0.01	1.40	26.00

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
NAA Mid Growth Series 2025	3,793	43.97	166,372	2.64	1.40	0.76
2024	4,353	43.64	189,588	0.03	1.40	15.73
2023	4,688	37.71	176,468	0.01	1.40	24.62
2022	4,731	30.26	142,880	0.00	1.40	(28.78)
2021	5,025	42.49	213,096	0.01	1.40	12.11
NAA Small Cap Value Series 2025	1,097	53.03	58,305	1.01	1.40	1.84
2024	1,123	52.07	58,614	0.01	1.40	6.99
2023	1,151	48.67	56,159	0.01	1.40	8.74
2022	1,344	44.76	60,252	0.01	1.40	(5.07)
2021	1,646	47.15	77,745	0.01	1.40	24.41
NAA Small Growth Series 2025	2,375	41.05	97,302	2.46	1.40	5.04
2024	2,896	39.08	113,026	0.03	1.40	11.15
2023	2,903	35.16	101,891	0.01	1.40	19.35
2022	3,201	29.46	94,183	0.00	1.40	(27.65)
2021	3,211	40.72	130,544	0.00	1.40	5.06
NAA Smid-Cap Value Series 2025	3,275	61.02	200,018	1.11	1.40	5.85
2024	3,336	57.65	192,503	0.01	1.40	7.52
2023	3,400	53.62	182,478	0.01	1.40	8.19
2022	3,583	49.56	177,678	0.01	1.40	(3.22)
2021	4,145	51.21	212,427	0.02	1.40	22.02
NAA World Equity Income Series 2025	1,699	39.66	67,490	1.85	1.40	21.03
2024	1,943	32.77	63,744	0.03	1.40	11.01
2023	1,990	29.52	58,814	0.03	1.40	10.73
2022	2,043	26.66	54,530	0.02	1.40	(10.39)
2021	2,087	29.75	62,177	0.01	1.40	20.06

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Neuberger Berman AMT Quality Equity Portfolio (a) 2025	292	70.46	20,590	—	1.40	11.84
2024	349	63.00	22,008	—	1.40	23.75
2023	494	50.91	25,073	0.00	1.40	24.81
2022	503	40.79	20,452	0.00	1.40	(19.78)
2021	727	50.85	36,933	0.00	1.40	21.42

(a)	Name change. See Note 1.

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.